SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Mar. 31, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	7.2212	7.2960
Average rate	7.1986	7.0533